Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
December 31, 2023
FBF-Y40-NPRT3-0224
1.9892474.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $3,663,465)	3,680,000	3,664,111

Domestic Equity Funds - 46.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	14,756,691	230,499,508
Fidelity Series Commodity Strategy Fund (c)	150,726	13,961,737
Fidelity Series Large Cap Growth Index Fund (c)	7,581,784	145,191,166
Fidelity Series Large Cap Stock Fund (c)	7,923,320	154,821,673
Fidelity Series Large Cap Value Index Fund (c)	18,738,077	275,824,490
Fidelity Series Small Cap Core Fund (c)	60,461	680,185
Fidelity Series Small Cap Opportunities Fund (c)	5,245,724	72,915,559
Fidelity Series Value Discovery Fund (c)	6,810,592	101,341,603
TOTAL DOMESTIC EQUITY FUNDS (Cost $853,127,437)		995,235,921

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,842,061	56,439,882
Fidelity Series Emerging Markets Fund (c)	6,554,842	55,453,963
Fidelity Series Emerging Markets Opportunities Fund (c)	12,863,720	222,928,275
Fidelity Series International Growth Fund (c)	8,264,310	141,567,625
Fidelity Series International Index Fund (c)	4,511,406	53,054,139
Fidelity Series International Small Cap Fund (c)	1,971,492	33,436,507
Fidelity Series International Value Fund (c)	12,087,325	141,059,079
Fidelity Series Overseas Fund (c)	10,908,308	141,480,752
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $802,262,352)		845,420,222

Bond Funds - 11.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	225,837	1,729,908
Fidelity Series Corporate Bond Fund (c)	1,814,483	16,910,978
Fidelity Series Emerging Markets Debt Fund (c)	1,380,228	10,696,768
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	370,118	3,468,009
Fidelity Series Floating Rate High Income Fund (c)	213,044	1,923,788
Fidelity Series Government Bond Index Fund (c)	2,698,309	24,959,355
Fidelity Series High Income Fund (c)	1,293,484	10,878,197
Fidelity Series International Developed Markets Bond Index Fund (c)	1,870,299	16,346,410
Fidelity Series Investment Grade Bond Fund (c)	2,508,122	25,332,027
Fidelity Series Investment Grade Securitized Fund (c)	1,872,124	16,886,559
Fidelity Series Long-Term Treasury Bond Index Fund (c)	20,686,467	121,222,699
Fidelity Series Real Estate Income Fund (c)	219,229	2,080,482
TOTAL BOND FUNDS (Cost $279,100,796)		252,435,180

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	4,559,187	4,560,099
Fidelity Series Government Money Market Fund 5.43% (c)(e)	7,475,636	7,475,636
Fidelity Series Short-Term Credit Fund (c)	29,250	288,111
Fidelity Series Treasury Bill Index Fund (c)	1,906,479	18,950,398
TOTAL SHORT-TERM FUNDS (Cost $31,277,583)		31,274,244

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,969,431,633)	2,128,029,678
NET OTHER ASSETS (LIABILITIES) - 0.0%	47,697
NET ASSETS - 100.0%	2,128,077,375

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	426	Mar 2024	48,091,406	1,508,141	1,508,141
CBOT 5-Year U.S. Treasury Note Contracts (United States)	679	Mar 2024	73,857,164	1,580,295	1,580,295
CBOT Long Term U.S. Treasury Bond Contracts (United States)	85	Mar 2024	10,619,688	772,858	772,858

TOTAL PURCHASED					3,861,294

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	72	Mar 2024	17,352,000	(576,094)	(576,094)
ICE MSCI EAFE Index Contracts (United States)	18	Mar 2024	2,027,160	(419)	(419)
ICE MSCI Emerging Markets Index Contracts (United States)	313	Mar 2024	16,177,405	(714,338)	(714,338)

TOTAL SOLD					(1,290,851)

TOTAL FUTURES CONTRACTS					2,570,443
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,664,111.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,384,560	34,856,484	32,680,945	113,486	-	-	4,560,099	0.0%
Total	2,384,560	34,856,484	32,680,945	113,486	-	-	4,560,099

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,527,552	315,887	34,800	55,080	(942)	(77,789)	1,729,908
Fidelity Series Blue Chip Growth Fund	179,758,391	38,030,137	41,909,266	1,209,630	(1,847,383)	56,467,629	230,499,508
Fidelity Series Canada Fund	47,013,193	11,263,040	5,623,648	1,854,284	181,379	3,605,918	56,439,882
Fidelity Series Commodity Strategy Fund	11,723,132	4,439,790	1,305,694	588,662	(125,113)	(770,378)	13,961,737
Fidelity Series Corporate Bond Fund	8,036,114	8,631,909	221,592	376,359	(3,376)	467,923	16,910,978
Fidelity Series Emerging Markets Debt Fund	8,299,640	2,019,334	180,961	453,309	(4,034)	562,789	10,696,768
Fidelity Series Emerging Markets Debt Local Currency Fund	2,831,391	611,565	59,160	168,191	381	83,832	3,468,009
Fidelity Series Emerging Markets Fund	28,951,491	25,197,109	620,724	1,315,484	(72,073)	1,998,160	55,453,963
Fidelity Series Emerging Markets Opportunities Fund	194,380,858	26,196,531	8,837,000	6,113,703	(1,340,368)	12,528,254	222,928,275
Fidelity Series Floating Rate High Income Fund	1,591,069	393,328	91,403	132,694	1,245	29,549	1,923,788
Fidelity Series Government Bond Index Fund	11,925,306	13,270,072	326,203	377,046	(11,973)	102,153	24,959,355
Fidelity Series Government Money Market Fund 5.43%	4,919,665	4,833,586	2,277,615	236,691	-	-	7,475,636
Fidelity Series High Income Fund	8,370,268	2,388,487	188,273	473,373	2,195	305,520	10,878,197
Fidelity Series International Developed Markets Bond Index Fund	8,095,049	8,280,404	237,824	484,507	(8,061)	216,842	16,346,410
Fidelity Series International Growth Fund	109,126,275	26,695,481	5,195,665	1,789,394	(264,241)	11,205,775	141,567,625
Fidelity Series International Index Fund	45,250,122	10,058,482	5,300,892	1,474,833	(66,328)	3,112,755	53,054,139
Fidelity Series International Small Cap Fund	33,878,663	6,194,389	7,872,684	1,097,246	(2,972,835)	4,208,974	33,436,507
Fidelity Series International Value Fund	108,830,785	28,351,814	8,060,669	4,457,538	69,612	11,867,537	141,059,079
Fidelity Series Investment Grade Bond Fund	12,193,771	13,131,489	330,069	546,410	(8,931)	345,767	25,332,027
Fidelity Series Investment Grade Securitized Fund	8,297,954	8,596,209	222,605	360,621	(9,036)	224,037	16,886,559
Fidelity Series Large Cap Growth Index Fund	113,866,817	22,917,861	19,100,571	1,177,116	359,845	27,147,214	145,191,166
Fidelity Series Large Cap Stock Fund	124,887,114	26,149,333	10,398,624	7,736,217	330,447	13,853,403	154,821,673
Fidelity Series Large Cap Value Index Fund	232,868,976	51,097,036	23,154,539	10,956,020	(668,010)	15,681,027	275,824,490
Fidelity Series Long-Term Treasury Bond Index Fund	96,445,228	33,425,253	4,058,496	2,575,939	(275,140)	(4,314,146)	121,222,699
Fidelity Series Overseas Fund	109,019,237	27,035,194	4,876,413	2,278,130	181,355	10,121,379	141,480,752
Fidelity Series Real Estate Income Fund	2,793,728	611,057	1,317,160	145,993	(139,915)	132,772	2,080,482
Fidelity Series Short-Term Credit Fund	261,053	21,259	-	6,145	-	5,799	288,111
Fidelity Series Small Cap Core Fund	361,217	281,813	52,168	10,922	4,891	84,432	680,185
Fidelity Series Small Cap Opportunities Fund	57,192,685	13,100,004	6,454,553	705,205	65,703	9,011,720	72,915,559
Fidelity Series Treasury Bill Index Fund	12,245,376	9,384,280	2,667,348	576,213	(4,105)	(7,805)	18,950,398
Fidelity Series Value Discovery Fund	85,430,871	22,266,080	9,386,286	4,647,890	(395,399)	3,426,337	101,341,603
	1,670,372,991	445,188,213	170,362,905	54,380,845	(7,020,210)	181,627,379	2,119,805,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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